Unsecured senior notes (Detail 2) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 3,262,450
Between 1 to 2 years	0
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	0
Beyond 5 years	9,709,051
Total	¥ 12,971,501